INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET
NOTE 18       -       INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET

A.	Interest Expense, Net

Interest expense net, for the years ended December 31, 2017, 2016 and 2015 were $7,840, $11,857 and $13,179, respectively.

B.	Other Financing Expense, Net

Other financing expense, net consists of the following:

	Year ended December 31,
	2017	2016	2015
Jazz Notes amortization	$4,230	$3,571	$3,015
Changes in fair value (total level 3 changes in fair value of bank loans)	--	7,900	16,092
Series G Debentures amortization, related rate differences and hedging results	2,738	1,901	--
Debentures Series F accretion and amortization including accelerated accretion	--	150	87,973
Exchange rate differences	6	(3,768)	1,056
Others	633	2,738	1,794
	$7,607	$12,492	$109,930